Salaries and social security - Summary of detailed information about salaries and social security (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Salaries And Social Security [Abstract]
Salaries and social security current	$ 68	$ 49	$ 39
Salaries and social security non current	1	32	46
Other employee benefits non current	1	32	46
Salaries and social security current	297	229	178
Bonuses and incentives provision current	113	67	52
Vacation provision current	77	70	57
Other employee benefits current	$ 39	$ 43	$ 30